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Capital World Bond Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

December 5, 2007

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Capital World Bond Fund, Inc.
File Nos. 033-12447 and 811-05104

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2007 of the Registrant's Post-Effective Amendment No. 30 under the Act and Amendment No. 31 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Kimberly S. Verdick
Kimberly S. Verdick